Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Consolidated net (loss) income	$ 29,146	$ (50,448)	$ (52,864)	$ (53,433)	$ 15,693	$ (13,191)
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,683	4,824	5,254	5,192	2,349	1,509
Amortization of right-of-use asset	264	525	1,521	1,570	1,801	476
Gain on disposal of property, plant and equipment						(130)
Impairment on short-term investment				13,588
Impairment on real estate properties under development				22,437
Impairment on right of use assets				8,656
Impairment on real estate properties held for sale			29,533
Impairment on property, plant and equipment	3,404
Gain on lease termination	(2,360)		(5,053)
Share-based compensation expenses	6,241	21,517	5,375	391	809	539
Unrealized exchange (gain) loss	(263)	40	(205)	240	(85)	516
Deferred income taxes	(1,611)	(1,235)	(2,212)	14,513	6,784	(2,011)
Interest paid	(5,197)	(4,200)	(5,892)	(4,306)
Changes in current assets and liabilities:
Increase in accounts receivable	(164)	(112)	(462)	(1,356)	(2,933)	(806)
(Increase) decrease in prepaid expenses and other receivables	4,719	(4,607)	(2,982)	(6,272)	2,197	(1,454)
(Increase) decrease in rental deposits paid out as leasee	87	19	184	153	(200)	(88)
(Increase) decrease in real estate properties under development	(59)	67,941	34,073	(32,432)	(161,818)	(132,077)
Increase (decrease) in accrued expenses and other payables	(170,281)	156,175	9,524	35,394	512	1,785
Increase (decrease) in accounts payable	(1,346)	(16,376)	(24,028)	(68,378)	2,261
Decrease in lease liabilities	(194)	(405)	(532)	(1,476)	(1,305)	(406)
Increase (decrease) in advance from customers	10,428	(1,355)	(456)	(62,313)	2,080	67,387
Increase in rental deposits from customers	194	98	95	2,105	1,277	192
Increase (decrease) in contract liabilities	5,747	(52,237)	(5,457)	59,503
Increase (decrease) in amount due to shareholders and other related companies	1,677	(152,461)	2,447	393	161
Total adjustments	(144,031)	18,151	40,727	(12,398)	(146,110)	(64,568)
Net cash used in operating activities	(114,885)	(32,297)	(12,137)	(65,831)	(130,417)	(77,759)
Cash flows from investing activities:
Purchase of property, plant and equipment				(575)	(449)	(864)
Proceeds from disposal of property, plant and equipment and other assets						181
Redemption of marketable securities						7,580
Maturities of fixed deposits over three months					2,166	39,322
(Increase) decrease in short term investment	30,796	1,610		104,156	(150,150)
Net cash provided by (used in) investing activities	30,796	1,610		103,581	(148,433)	46,219
Cash flows from financing activities:
Repayment of bank and other loans	(32,723)	(15,572)	(4,964)	(30,905)	(54,869)	(193)
Proceeds from bank and other loans	24,744	6,274		89,140	72,337	97,980
Proceeds from shareholder loans			18,750
Debt issuance cost						(487)
Increase (decrease) in finance lease payable	(2)	(2)	(9)	(2)	6
Proceeds from shares issued on private placement		21,283
Proceeds from shares issued on exercise of options				1,412	3,793	2,635
Amounts due to a shareholder and an investor					170,690
Net cash (used in) provided by financing activities	(7,981)	11,983	13,777	59,645	191,957	99,935
Net (decrease) increase in cash and cash equivalents and restricted cash	(92,070)	(18,704)	1,640	97,395	(86,893)	68,395
Cash and cash equivalents and restricted cash at beginning of year	113,791	137,957	169,160	63,045	130,218	62,919
Effect of exchange rate changes on cash and cash equivalents	11,554	(5,462)	(32,843)	8,720	19,720	(1,096)
Cash and cash equivalents and restricted cash at end of year	33,275	113,791	137,957	169,160	63,045	130,218
Supplemental schedule of cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	(194)	(405)	(532)	(1,476)	(1,305)	(406)
Non-cash investing activities:
Increase (decrease) in construction in progress funded through accounts payable	(20)	(1,504)	(19,339)	16,177	26,470	1,279
Interest paid	(9,685)	(8,252)	(8,788)	(5,847)	(321)	(67)
Share-based compensation expenses	$ 6,241	$ 21,517	$ 5,375	$ 391	$ 809	$ 539